PROPERTY AND EQUIPMENT, NET - Additional Information (Details)	6 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation	¥ 1,318,517	$ 207,268	¥ 1,355,970
Impairment of property and equipment	0		0
Loss from property and equipment disposal	¥ 35,279	$ 5,546	¥ 1,095